INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
Schedule of investment property summary

As at December 31,	2024	2023

Income-producing properties	$9,297,137	$8,641,352
Development properties(1)	100,149	166,787
	$9,397,286	$8,808,139
(1) Development properties include properties under development and land held for development.

Schedule of changes in investment properties
Changes in investment properties are shown in the following table:

Years ended December 31,	2024		2023
	Income-producing properties	Development properties(1)	Income-producing properties	Development properties(1)
Balance, beginning of year	$8,641,352	$166,787	$8,486,105	$353,466
Maintenance or improvements	15,381	—	8,409	—
Leasing costs	8,218	—	5,095	1,577
Tenant allowances	8,675	—	6,969	47
Developments or expansions	22,979	4,448	36,633	62,619
Acquisitions (note 3)	—	—	107,125	—
Transfer to income-producing properties	72,701	(72,701)	288,979	(288,979)
Amortization of straight-line rent	11,843	—	16,690	—
Amortization of tenant allowances	(54)	—	(4,403)	—
Other changes	85	(51)	132	10
Fair value gains (losses), net	53,037	—	(216,191)	39,888
Foreign currency translation, net	462,920	1,666	(94,191)	(1,841)
Balance, end of year	$9,297,137	$100,149	$8,641,352	$166,787
(1) Development properties include properties under development and land held for development.

Schedule of minimum rental commitments payable on non-cancellable operating leases
Tenant minimum rental commitments payable to Granite on non-cancellable operating leases as at December 31, 2024 are as follows:

2025	$487,787
2026	474,152
2027	444,116
2028	394,020
2029	304,846
2030 and thereafter	1,202,855
$3,307,776

Schedule of the key valuation metrics for income-producing properties by country	The key valuation metrics for income-producing properties by country are set out below:

As at December 31,	2024			2023
	Weighted average(1)	Maximum	Minimum	Weighted average(1)	Maximum	Minimum
Canada
Discount rate	6.59%	7.50%	6.00%	6.55%	7.50%	6.00%
Terminal capitalization rate	5.45%	6.50%	4.75%	5.39%	6.50%	4.75%

United States
Discount rate	7.15%	10.50%	6.40%	7.08%	10.50%	6.15%
Terminal capitalization rate	6.06%	9.25%	5.50%	6.02%	9.25%	5.25%

Germany
Discount rate	7.20%	9.65%	5.85%	7.13%	9.65%	5.80%
Terminal capitalization rate	6.18%	8.90%	4.85%	6.13%	8.90%	4.85%

Austria
Discount rate	8.68%	9.90%	8.15%	8.68%	9.90%	8.15%
Terminal capitalization rate	7.40%	8.25%	6.75%	7.40%	8.25%	6.75%

Netherlands
Discount rate	6.48%	7.95%	5.75%	6.34%	7.75%	5.60%
Terminal capitalization rate	6.68%	9.40%	5.95%	6.57%	9.00%	5.95%

Total
Discount rate	7.11%	10.50%	5.75%	7.05%	10.50%	5.60%
Terminal capitalization rate	6.11%	9.40%	4.75%	6.07%	9.25%	4.75%
(1)Weighted based on income-producing property fair value.

Schedule of sensitivity of the fair value of income-producing properties to changes in either the discount rate or terminal capitalization rate
The table below summarizes the sensitivity of the fair value of income-producing properties to changes in either the discount rate or terminal capitalization rate:

	Discount Rate		Terminal Capitalization Rate
Rate sensitivity	Fair value	Change in fair value	Fair value	Change in fair value
+50 basis points	$8,955,433	$(341,704)	$8,867,084	$(430,053)
+25 basis points	9,124,264	(172,873)	9,073,316	(223,821)
Base rate	9,297,137	—	9,297,137	—
-25 basis points	9,474,163	177,026	9,540,953	243,816
-50 basis points	$9,655,453	$358,316	$9,807,644	$510,507